Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw Materials	$ 2,573,553	$ 5,001,512
Work in Process		96,721
Finished Product	77,239	206,144
Total Inventory	2,650,792	5,304,377
Reserve for Excess and Obsolete	(134,032)	(419,616)
Net inventory	$ 2,516,760	$ 4,884,761